Fair value measurements	12 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair value measurements
14.	Fair value measurements

The following table summarizes the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of June 30
,
2024 and
2025
:

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of June 30, 2025
Short-term investments	860,484	-	-	860,484

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of June 30, 202 4
Short-term investments	-	-	-	-